Capital Stock - Summary of classes of share capital (Detail) - CAD ($) $ in Millions		9 Months Ended	12 Months Ended
	Aug. 26, 2024	Dec. 31, 2024	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Number of shares issued during period	104,123,072
Beginning balance			$ 974.8
Issue of equity		$ 6.9	0.7
Ending balance		$ 974.8	$ 975.5
Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Shares		104,103,072	104,858,802
Ending balance, Shares		104,858,802	104,933,802
Number of shares issued during period		755,730	75,000
Beginning balance		$ 963.8	$ 974.8
Issue of equity		10.9	0.7
Ending balance		$ 974.8	$ 975.5